UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08460

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

(Showing percentage of Total Value of Investments)

Morgan Stanley Global Opportunity Bond Fund, Inc.

		Face Amount	Value
		(000)	(000)
Debt Instruments (91.8%)
Argentina (0.2%)
Sovereign (0.2%)
Republic of Argentina,
8.28%, 12/31/33		$131	$75

Brazil (9.4%)
Corporate (0.6%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	330	171

Sovereign (8.8%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18(a)		$400	354
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/14	BRL	420	185
Federative Republic of Brazil,
6.00%, 1/17/17		$450	435
8.00%, 1/15/18		660	709
8.88%, 10/14/19 - 4/15/24		476	561
10.50%, 7/14/14		130	164
11.00%, 8/17/40		260	327
			2,735
			2,906
Bulgaria (0.4%)
Sovereign (0.4%)
Republic of Bulgaria,
8.25%, 1/15/15(a)		101	112

Canada (1.5%)
Corporate (1.5%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16(a)		40	40
CanWest MediaWorks, Inc.,
8.00%, 9/15/12		171	144
Nortel Networks Ltd.,
10.75%, 7/15/16(a)		75	46
Novelis, Inc.,
7.25%, 2/15/15		175	153
OPTI Canada, Inc.,
8.25%, 12/15/14		75	68
			451
Chile (0.8%)
Corporate (0.8%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12(a)		250	257

Colombia (1.0%)
Sovereign (1.0%)
Republic of Colombia,
7.38%, 1/27/17		100	105
11.75%, 2/25/20		140	194
			299
Denmark (0.3%)
Corporate (0.3%)
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16(a)		35	32
TDC AS,
6.50%, 4/19/12	EUR	40	54
			86
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador,
9.38%, 12/15/15		$220	186
10.00%, 8/15/30		190	138
			324
France (0.4%)
Corporate (0.4%)
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15		65	62
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	50	64
			126
Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17(a)		$250	238

Indonesia (3.6%)
Corporate (0.9%)
Pindo Deli Finance Mauritius,
Tranche A, 4.83%, 4/28/15(a)(b)		30	22
Tranche B, 4.83%, 4/28/18(a)(b)		146	51
Tranche C, Zero Coupon, 4/28/25(b)		587	44
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 4.83%, 4/28/15(a)(b)		105	74
Tranche B, 4.83%, 4/28/18(a)(b)		144	48
Tranche C, Zero Coupon, 4/28/27(a)(b)		268	19
			258
Sovereign (2.7%)
Republic of Indonesia,
6.88%, 1/17/18(a)		192	176
7.75%, 1/17/38(a)		764	692
			868
			1,126
Ireland (0.3%)
Corporate (0.3%)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications,
9.13%, 4/30/18(a)		100	78

Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast,
Zero Coupon, 3/31/18(c)		180	62

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley Global Opportunity Bond Fund, Inc.

		Face Amount (000)	Value (000)
Kazakhstan (1.3%)
Sovereign (1.3%)
Intergas Finance BV,
6.38%, 5/14/17		$90	$68
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18(a)		400	342
			410
Luxembourg (1.0%)
Corporate (1.0%)
Evraz Group S.A.,
9.50%, 4/24/18(a)		100	73
FMC Finance III S.A.,
6.88%, 7/15/17		120	116
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(a)		115	113
			302
Mexico (8.7%)
Sovereign (8.7%)
Mexican Bonos,
8.00%, 12/17/15	MXN	1,812	162
10.00%, 12/5/24		3,890	405
Pemex Project Funding Master Trust,
4.12%, 6/15/10(a)(b)		$330	325
5.75%, 3/1/18(a)		670	636
8.63%, 12/1/23		250	282
9.13%, 10/13/10		360	386
United Mexican States,
5.63%, 1/15/17		318	311
6.75%, 9/27/34		95	96
8.38%, 1/14/11		85	92
			2,695
Netherlands (0.5%)
Corporate (0.5%)
Intergen N.V.,
9.00%, 6/30/17(a)		105	105
NXP B.V./NXP Funding LLC,
7.88%, 10/15/14		75	51
			156
Nigeria (0.7%)
Sovereign (0.7%)
UBS AG, Federal Republic of Nigeria, Credit Linked Unsecured Notes,
Zero Coupon, 4/9/09	NGN	27,400	220

Panama (1.2%)
Sovereign (1.2%)
Republic of Panama,
7.25%, 3/15/15		$95	99
9.38%, 4/1/29		206	257
			356
Peru (2.8%)
Sovereign (2.8%)
Republic of Peru,
6.55%, 3/14/37		205	189
8.38%, 5/3/16		90	96
8.75%, 11/21/33		305	365
9.88%, 2/6/15		180	206
			856
Philippines (3.1%)
Sovereign (3.1%)
Republic of Philippines,
8.88%, 3/17/15	544		610
9.00%, 2/15/13		180	199
9.50%, 2/2/30		113	140
			949
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered),
9.75%, 6/15/30		110	172

Russia (7.7%)
Corporate (0.9%)
Gaz Capital S.A.,
6.51%, 3/7/22(a)		100	72
TNK-BP Finance S.A.,
7.88%, 3/13/18(a)		295	208
			280
Sovereign (6.8%)
Citigroup, Inc., OJSC Russian Agricultural Bank, Credit Linked Unsecured Notes,
Zero Coupon, 2/24/10		189	159
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17(a)		100	72
7.18%, 5/16/13(a)		310	264
Russian Federation (Registered),
7.50%, 3/31/30		899	910
12.75%, 6/24/28		65	104
Russian Federation,
7.50%, 3/31/30(a)		295	299
Russian Ministry of Finance,
3.00%, 5/14/11		310	298
			2,106
			2,386
South Korea (0.6%)
Sovereign (0.6%)
Korea Development Bank,
5.30%, 1/17/13		200	199

Trinidad (0.5%)
Corporate (0.5%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36(a)		172	150

Turkey (4.3%)
Sovereign (4.3%)
Republic of Turkey,
6.75%, 4/3/18		529	497
11.00%, 1/14/13		527	608
11.50%, 1/23/12		20	23
11.88%, 1/15/30		134	193
			1,321

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley Global Opportunity Bond Fund, Inc.

	Face Amount (000)	Value (000)
United Kingdom (0.1%)
Corporate (0.1%)
Virgin Media Finance plc,
8.75%, 4/15/14	$20	$17

United States (35.3%)
Bank Loans (0.5%) (d)
First Data Corp.,
5.93%, 9/24/14	46	40
5.95%, 9/24/14	47	40
6.51%, 9/24/14	6	5
Sandridge Energy, Inc.,
8.63%, 4/1/15(a)	85	77
		162
Corporate (34.4%)
AES Corp. (The),
7.75%, 3/1/14	40	37
8.00%, 6/1/20(a)	160	141
American Tower Corp.,
7.13%, 10/15/12	120	119
7.50%, 5/1/12	75	74
Aramark Corp.,
5.00%, 6/1/12	50	42
6.30%, 2/1/15(b)	5	4
8.50%, 2/1/15	30	28
ArvinMeritor, Inc.,
8.75%, 3/1/12	85	72
Baldor Electric Co.,
8.63%, 2/15/17	40	38
Berry Plastics Holding Corp.,
8.88%, 9/15/14	125	98
10.25%, 3/1/16	80	53
Brown Shoe Co., Inc.,
8.75%, 5/1/12(e)	100	98
Cablevision Systems Corp.,
7.13%, 4/1/09(b)	155	153
Capmark Financial Group, Inc.,
5.88%, 5/10/12	290	145
6.30%, 5/10/17	10	4
Chaparral Energy, Inc.,
8.50%, 12/1/15(e)	140	111
8.88%, 2/1/17	20	16
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.,
11.00%, 10/1/15	85	57
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
10.25%, 10/1/13(a)	43	36
Chesapeake Energy Corp.,
7.50%, 9/15/13	140	136
7.63%, 7/15/13	25	24
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15	85	81
Cimarex Energy Co.,
7.13%, 5/1/17	30	28
Constellations Brands, Inc.,
7.25%, 5/15/17	70	65
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(e)	70	69
CSC Holdings, Inc.,
8.50%, 6/15/15(a)	40	37
DaVita, Inc.,
6.63%, 3/15/13(e)	220	209
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13	69	43
DirecTV Holdings LLC/Direct TV Financing Co.,
6.38%, 6/15/15	15	13
7.63%, 5/15/16(a)	120	109
Dynegy Holdings, Inc.,
7.75%, 6/1/19	95	76
Echostar DBS Corp.,
6.38%, 10/1/11	75	69
6.63%, 10/1/14	50	40
Equitable Resources, Inc.,
6.50%, 4/1/18	50	48
Exodus Communications, Inc.,
11.63%, 7/15/10(c)(f)(g)	158	—
Expedia, Inc.,
8.50%, 7/1/16(a)	50	45
Fisher Scientific International, Inc.,
6.13%, 7/1/15(e)	170	165
Ford Motor Credit Co. LLC,
7.00%, 10/1/13(e)	275	168
7.25%, 10/25/11(e)	235	150
Foundation PA Coal Co.,
7.25%, 8/1/14	35	34
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	115	113
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	155	108
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	35	36
Frontier Communications Corp.,
6.25%, 1/15/13	45	42
7.13%, 3/15/19	90	72
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14	195	75
6.88%, 9/15/11(e)	255	114
General Motors Corp.,
8.38%, 7/15/33	85	34
Georgia-Pacific LLC,
7.13%, 1/15/17(a)	105	94
Glatfelter,
7.13%, 5/1/16	30	29
GrafTech Finance, Inc.,
10.25%, 2/15/12	4	4
Graham Packaging Co., Inc.,
8.50%, 10/15/12	30	28
9.88%, 10/15/14	135	118
Graphic Packaging International, Inc.,
9.50%, 8/15/13(e)	135	123

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley Global Opportunity Bond Fund, Inc.

		Face Amount (000)	Value (000)
United States (cont’d)
Harrah’s Operating Co., Inc,
5.38%, 12/15/13		$295	$96
HCA, Inc.,
5.75%, 3/15/14		55	43
6.25%, 2/15/13		40	34
6.50%, 2/15/16		50	40
7.58%, 9/15/25		65	48
7.69%, 6/15/25		25	19
8.75%, 9/1/10		35	35
9.13%, 11/15/14		75	73
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16(a)		90	85
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(a)		185	160
Host Hotels & Resorts LP,
6.38%, 3/15/15		80	65
7.13%, 11/1/13		90	80
Idearc, Inc.,
8.00%, 11/15/16(e)		300	84
Innophos Holdings, Inc.,
9.50%, 4/15/12(a)		50	51
Innophos, Inc.,
8.88%, 8/15/14		80	80
Intelsat Corp.,
9.25%, 6/15/16(a)		125	116
Interface, Inc.,
9.50%, 2/1/14		90	91
10.38%, 2/1/10		30	31
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		55	46
Invacare Corp.,
9.75%, 2/15/15		20	20
Ipalco Enterprises, Inc.,
8.63%, 11/14/11		30	30
Iron Mountain, Inc.,
7.75%, 1/15/15		40	40
8.63%, 4/1/13(e)		130	130
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14		280	189
Jarden Corp.,
7.50%, 5/1/17		115	96
Johnsondiversey, Inc.,
9.63%, 5/15/12	EUR	25	34
9.63%, 5/15/12(e)		$125	126
KLA-Tencor Corp.,
6.90%, 5/1/18		85	79
Knight, Inc.,
6.50%, 9/1/12		41	39
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		60	54
Koppers, Inc.,
9.88%, 10/15/13		45	47
Las Vegas Sands Corp.,
6.38%, 2/15/15		200	154
Lender Processing Services, Inc.,
8.13%, 7/1/16(a)		10	10
Lin Television Corp.,
6.50%, 5/15/13		90	70
LVB Acquisition Merger Sub, Inc.,
10.38%, 10/15/17		50	50
Massey Energy Co.,
6.88%, 12/15/13	165		151
Medco Health Solutions, Inc.,
7.13%, 3/15/18		60	61
MGM Mirage,
6.00%, 10/1/09		200	188
Michael Foods, Inc.,
8.00%, 11/15/13		75	73
Nalco Co.,
7.75%, 11/15/11		55	54
National Mentor Holdings, Inc.,
11.25%, 7/1/14		75	75
Newfield Exploration Co.,
7.13%, 5/15/18		25	22
Nextel Communications, Inc.,
6.88%, 10/31/13		70	48
Nortek, Inc.,
8.50%, 9/1/14		130	75
NRG Energy, Inc.,
7.38%, 1/15/17		90	82
Omnicare, Inc.,
6.75%, 12/15/13		95	87
6.88%, 12/15/15		80	72
Ormat Funding Corp.,
8.25%, 12/30/20		131	120
Owens-Illinois, Inc.,
7.50%, 5/15/10(e)		285	283
Oxford Industries, Inc.,
8.88%, 6/1/11(e)		75	68
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14		90	89
PanAmSat Corp.,
9.00%, 8/15/14(f)(g)		17	15
Penske Auto Group, Inc.,
7.75%, 12/15/16		80	57
Phillips-Van Heusen Corp.,
7.25%, 2/15/11(e)		125	123
Pilgrim’s Pride Corp.,
7.63%, 5/1/15		175	110
Plains Exploration & Production Co.,
7.63%, 6/1/18		25	22
ProLogis,
6.63%, 5/15/18		25	22
Propex, Inc.,
10.00%, 12/1/12(c)(e)		90	1
Pulte Homes, Inc.,
6.38%, 5/15/33		15	11
Qwest Capital Funding, Inc.,
7.25%, 2/15/11		20	19
Qwest Communications International, Inc.,
6.30%, 2/15/09(b)(e)		51	51
Qwest Corp.,
5.63%, 11/15/08		25	25
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14		140	132
Realogy Corp.,
10.50%, 4/15/14		115	51
Reliant Energy, Inc.,
7.88%, 6/15/17		90	67

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley Global Opportunity Bond Fund, Inc.

		Face Amount (000)	Value (000)
United States (cont’d)
Residential Capital LLC,
8.13%, 11/21/08		$27	$23
8.50%, 5/15/10(a)		5	3
9.63%, 5/15/15(a)		72	18
Rhythms Netconnections, Inc.,
14.00%, 2/15/10(c)(f)(g)		179	—
Rite Aid Corp.,
8.63%, 3/1/15		115	61
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	50	64
Sierra Pacific Power Co.,
6.25%, 4/15/12		$70	71
Sirius XM Radio, Inc.,
9.63%, 8/1/13		55	29
Smithfield Foods, Inc.,
7.00%, 8/1/11(e)		70	61
8.00%, 10/15/09		25	24
Sonic Automotive, Inc.,
8.63%, 8/15/13		55	38
Sprint Capital Corp.,
6.90%, 5/1/19		145	113
Sprint Nextel Corp.,
6.00%, 12/1/16		140	108
Station Casinos, Inc.,
6.00%, 4/1/12		165	93
Sun Healthcare Group, Inc.,
9.13%, 4/15/15		65	62
SunGard Data Systems, Inc.,
9.13%, 8/15/13		95	86
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14		115	112
Tenet Healthcare Corp.,
7.38%, 2/1/13		185	169
9.88%, 7/1/14		45	44
Terra Capital, Inc.,
7.00%, 2/1/17		90	86
Texas Competitive Electric
Holdings Co. LLC,
10.25%,11/1/15(a)		245	222
Valassis Communications, Inc.,
8.25%, 3/1/15		115	80
Vangent, Inc.,
9.63%, 2/15/15		65	53
Warner Chilcott Corp.,
8.75%, 2/1/15		77	76
Westlake Chemical Corp.,
6.63%, 1/15/16		90	77
Williams Cos., Inc.,
7.88%, 9/1/21		180	180
Windstream Corp.,
8.13%, 8/1/13		40	38
XM Satellite Radio Holdings, Inc.,
13.00%, 8/1/14(a)		80	48
			10,663
Mortgage Securities (0.4%)
American Home Mortgage Assets,
3.52%, 10/25/46(b)(f)		78	14
CA FM Lease Trust,
8.50%, 7/15/17(a)		70	78
Countrywide Alternative Loan Trust,
3.47%, 3/20/47(b)(f)		$56	$12
3.73%, 10/25/46(b)(f)(g)		50	1
3.91%, 2/25/36(b)(f)(g)		25	1
4.03%, 1/25/36(b)(f)		85	2
Harborview Mortgage Loan Trust,
3.03%, 8/21/36(b)(f)(g)		50	1
3.18%, 1/19/36(b)(f)(g)		74	2
Mastr Adjustable Rate Mortgages Trust,
3.61%, 1/25/47(b)(f)		25	—@
			111
			10,936
Venezuela (3.4%)
Sovereign (3.4%)
Republic of Venezuela,
8.50%, 10/8/14		120	95
9.25%, 9/15/27		751	562
10.75%, 9/19/13		440	406
			1,063
Total Debt Instruments (Cost $32,427)			28,328

		Shares
Common Stocks (0.0%)
United States (0.0%)
PNM Resources, Inc.		23	—@
SW Acquisition LP (f)(g)(h)		1	—
XO Holdings, Inc. (h)		287	—@
Total Common Stocks (Cost $1)			—@

Preferred Stocks (0.0%)
Fannie Mae, 8.75%
(Convertible) (Cost $20)		405	1

		No. of
		Warrants
Warrants (0.5%)
Nigeria (0.4%)
Central Bank of Nigeria, expires 11/15/20 (b)		500	109

United States (0.0%)
XO Holdings, Inc., Series A, expires 1/16/10 (h)		576	—@
XO Holdings, Inc., Series B, expires 1/16/10 (h)		432	—@
XO Holdings, Inc., Series C, expires 1/16/10 (h)		433	—@
			—@
Venezuela (0.1%)
Republic of Venezuela, Oil- Linked Payment Obligation, expires 4/15/20 (b)		950	34
Total Warrants (Cost $—)			143

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

(Showing percentage of Total Value of Investments)

Morgan Stanley Global Opportunity Bond Fund, Inc.

		Value
	Shares	(000)
Short-Term Investments (7.7%)
United States (8.4%)
Investment Company (8.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (i)	2,320,900	$2,321

	Face Amount
	(000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
0.17%, 10/9/08(j)(k)	$60	60
Total Short-Term Investments (Cost $2,381)		2,381
Total Investments (100.0%) (Cost $34,829) +		30,853
Liabilities in Excess of Other Assets		(2,349)
Net Assets		$28,504

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2008.
(c)	Issuer is in default.
(d)

Remaining maturities of bank loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(e)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2008
(f)	Securities were valued at fair value — At September 30, 2008, the Fund held approximately $48,000 of fair valued securities, representing 0.2% of net assets.
(g)	Security has been deemed illiquid at September 30, 2008
(h)	Non-income producing security.
(i)

The Fund invests in the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $18,000. For the period ended September 30, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $11,201,000 and $9,715,000, respectively.

(j)	Rate shown is the yield to maturity at September 30, 2008.
(k)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value is less than $500.
+

At September 30, 2008, the U.S. Federal income tax cost basis of investments was approximately $34,829,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,976,000 of which $560,000 related to appreciated securities and $4,536,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
To				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	165	$233	10/31/08	USD	256	$256	$23
		$233				$256	$23

BRL	—	Brazilian Real
EUR	—	Euro
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
USD	—	United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury 2 yr. Note	3	$640	Dec-08	$(4)
U.S. Treasury 5 yr. Note	43	4,826	Dec-08	(23)
				$(27)

Third Quarter Report

September 30, 2008 (unaudited)

Portfolio of Investments

(Showing percentage of Total Value of Investments)

Morgan Stanley Global Opportunity Bond Fund, Inc.

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$95	1.57%	3/20/18	$(2)
Goodrich Corp., 7.63%, 12/15/12	Buy	45	0.82	3/20/18	(1)
Pactiv Corp., 8.13%, 6/15/17	Buy	40	1.38	3/20/13	(1)
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	80	2.90	3/20/13	(2)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	60	0.82	3/20/18	2
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	100	1.00	3/20/15	(2)
Pactiv Corp., 8.13%, 6/15/17	Buy	140	1.35	3/20/13	(2)
Deutsche Bank
Pactiv Corp., 8.13%, 6/15/17	Buy	40	1.34	3/20/13	(1)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	30	0.50	3/20/18	—@
American Standard, Inc., 7.63%, 2/15/10	Buy	15	0.60	3/20/18	— @
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	140	2.20	6/20/13	—@
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	160	0.59	3/20/13	(1)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	90	1.40	12/20/12	(2)
Eaton Corp., 7.65%, 11/15/29	Buy	50	0.97	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12	Buy	50	0.47	3/20/18	—@
Prologis, 5.50%, 3/1/13	Buy	45	2.97	6/20/13	3
Sealed Air Corp., 5.63%, 7/15/13	Buy	30	1.24	3/20/18	1
JPMorgan Chase
Interpublic Group of Cos., Inc.	Buy	50	3.60	9/20/13	2
Nordstrom, Inc., 6.95%, 3/15/28	Buy	50	1.15	3/20/18	1
SLM Corp., 5.13%, 8/27/12	Buy	45	4.95	3/20/13	(12)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	55	1.60	3/20/18	(1)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9	Sell	90	1.40	12/20/12	—@
Eaton Corp., 7.65%, 11/15/29	Buy	60	0.92	3/20/18	—
SLM Corp., 5.13%, 8/27/12	Buy	45	5.00	3/20/13	(12)
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	230	0.77	3/20/13	(3)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	55	0.50	3/20/13	—@
American Standard, Inc., 7.63%, 2/15/10	Buy	35	0.60	3/20/18	—@
Dow Jones CDX North America High Yield, Series 10	Sell	250	5.00	6/20/13	(16)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	25	1.73	3/20/18	—@
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	40	1.78	3/20/13	—@
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	120	2.90	3/20/13	(2)
					$(48)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

					Notional	Unrealized
	Floating Rate	Pay/Receive		Termination	Amount	Appreciation
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

JPMorgan Chase	3 Month LIBOR	Pay	4.39%	12/11/12	$3,750	$109
						$109

LIBOR — London Inter Bank Offer Rate

At September 30, 2008, the Fund had reverse repurchase agreements outstanding with UBS Warburg as follows:

UBS Warburg Agreement	Maturity in less than 366 Days

Value of Securities Subject to Repurchase	$1,792,665
Liability Under Reverse Repurchase Agreement	$1,792,665
Weighted Average Days to Maturity	76.34

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)

Level 1 - Quoted Prices	$2,322	$(27)
Level 2 - Other Significant Observable Inputs	28,483	(1,709)
Level 3 - Significant Unobservable Inputs	48	—
Total	$30,853	$(1,736)

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities (000)	Other Financial Instruments (000)

Balance as of 12/31/07	$20	$—
Accrued discounts/premiums	@—	—
Realized gain (loss)	(577)	—
Change in unrealized appreciation (depreciation)	568	—
Net purchases (sales)	(11)	—
Net transfers in and/or out of Level 3	48	—
Balance as of 9/30/08	$48	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 9/30/08	$(268)	$—

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Global Opportunity Bond Fund, Inc.
By:	/s/ Randy Takian
Name: Randy Takian
Title: Principal Executive Officer
Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name: Randy Takian
Title: Principal Executive Officer
Date: November 18, 2008

By:	/s/ James Garrett
Name: James Garrett
Title: Principal Financial Officer
Date: November 18, 2008